DEBT (Details - Schedule of Notes Payable - Related Parties) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 11,757	$ 86,735
2023	23,515	23,515
Total minimum equipment financing payments	35,272	110,250
Less: interest	(1,412)	(7,064)
Total equipment financing at September 30, 2022	33,860	103,186
Less: current portion of equipment financing	(33,860)	(80,335)	$ (89,620)
Long term portion of equipment financing		$ 22,851	$ 103,184